FINANCIAL RISK MANAGEMENT - Future Repayments of Principal and Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	$ 5,728,184	$ 3,917,433
Due to Affiliate	256,824	256,362
Principal
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,778,237
Principal | Due on demand and in 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	757,135
Principal | 2028 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	542,457
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	6,976,949
Liquidity risk | Due on demand and in 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	964,921
Liquidity risk | From 2024 to 2025
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	2,342,017
Liquidity risk | From 2026 to 2027
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	2,691,749
Liquidity risk | 2028 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Total	978,262
Liquidity risk | Principal
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	5,778,237	3,954,651
Due to Affiliate	295,325	300,000
Liquidity risk | Principal | Due on demand and in 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	757,135	254,805
Due to Affiliate	0	0
Liquidity risk | Principal | From 2024 to 2025
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	1,949,405	822,163
Due to Affiliate	0	0
Liquidity risk | Principal | From 2026 to 2027
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,529,240	2,439,432
Due to Affiliate	0	0
Liquidity risk | Principal | 2028 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	542,457	438,251
Due to Affiliate	295,325	$ 300,000
Liquidity risk | Interest
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	697,316
Due to Affiliate	206,071
Liquidity risk | Interest | Due on demand and in 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	190,805
Due to Affiliate	16,981
Liquidity risk | Interest | From 2024 to 2025
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	358,650
Due to Affiliate	33,962
Liquidity risk | Interest | From 2026 to 2027
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	128,317
Due to Affiliate	34,192
Liquidity risk | Interest | 2028 and thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	19,544
Due to Affiliate	$ 120,936